Identification and Activities of the Company and Subsidiaries (Details Textual) - USD ($)		12 Months Ended
	Dec. 05, 2018	Dec. 31, 2019
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of shareholder Outstanding shares interest in excess		5.00%
Number of shareholders		1,413
Research and development expense		$ 1.7
MT KCL [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of entity's revenue		1.80%
Bottom of range [member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Research and development expense		$ 10
Top of range [member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Research and development expense		15
SQM member [Member] | Bottom of range [member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Research and development expense		10.8
SQM member [Member] | Top of range [member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Research and development expense		$ 18.9
Sales channels [member] | MT Li2CO3 [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of entity's revenue		6.80%
Inversiones TLC SPA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of voting equity held by entity or by its subsidiaries	25.86%	23.77%
Number of shares in entity held by entity or by its subsidiaries or associates	62,556,568
Number of shares reserved for issue under options and contracts for sale of shares		62,556,568